Note 3 - Inventories - Components of Inventories (Details) - USD ($)	Oct. 31, 2017	Oct. 31, 2016
Finished goods	$ 5,869,269	$ 4,657,779
Work in process	2,507,434	2,591,885
Raw materials	8,108,433	7,515,717
Production supplies	296,313	258,585
Total	$ 16,781,449	$ 15,023,966